OTHER RECEIVABLES: (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Receivables
Prepaid expenses	$ 208	$ 128
Advances to suppliers	439	1,535
Institutions	436	133
Interest receivable	42
Grants receivable		588
Total other receivables	$ 1,125	$ 2,384